Dividends (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Dividends

12.	DIVIDENDS
	2019 final dividend of 100 SA cents per share (2018: 20 SA cents and 2017: 50 SA cents) declared on 12 February 2020.	84.7	11.5	34.7
	2020 interim dividend of 160 SA cents was declared during 2020 (2019: 60 SA cents and 2018: 20 SA cents).	53.0	34.0	10.8

	A final dividend in respect of the financial year ended 31 December 2020 of 320 SA cents per share was approved by the Board of Directors on 17 February 2021. This dividend payable is not reflected in these financial statements.
	Dividends are subject to Dividend Withholding Tax.

	Total dividends	137.7	45.5	45.5

	Dividends per share - cents	16	5	6